UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

            ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-08603

Name of Fund:  Debt Strategies Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       Robert C. Doll, Jr., Chief Executive Officer, Debt Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
       P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 02/28/2006

Date of reporting period: 07/01/04 - 06/30/05

Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)  The name of the issuer of the portfolio security;

(b)  The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)  The shareholder meeting date;

(e)  A brief identification of the matter voted on;

(f)  Whether the matter was proposed by the issuer or by a security holder;

(g)  Whether the registrant cast its vote on the matter;

(h)  How the registrant cast its vote; and

(i)  Whether the registrant cast its vote for or against management.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08603
Reporting Period: 07/01/2004 - 06/30/2005
Debt Strategies Fund, Inc.









========================== DEBT STRATEGIES FUND, INC. ==========================


IDT CORP.

Ticker:       IDT.C          Security ID:  448947309
Meeting Date: DEC 15, 2004   Meeting Type: Annual
Record Date:  OCT 21, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Howard S. Jonas           For       Withhold   Management
1.2   Elect  Director Michael J. Levitt         For       For        Management
1.3   Elect  Director Rudy Boschwitz            For       For        Management
1.4   Elect  Director Saul K. Fenster           For       For        Management
1.5   Elect  Director Joyce J. Mason            For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

LODGIAN, INC.

Ticker:       LGN            Security ID:  54021P403
Meeting Date: APR 28, 2005   Meeting Type: Annual
Record Date:  MAR 11, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Sean F. Armstrong         For       For        Management
1.2   Elect  Director Russel S. Bernard         For       For        Management
1.3   Elect  Director Stewart J. Brown          For       For        Management
1.4   Elect  Director Kenneth A. Caplan         For       For        Management
1.5   Elect  Director Stephen P. Grathwohl      For       For        Management
1.6   Elect  Director Dr. Sheryl E. Kimes       For       For        Management
1.7   Elect  Director Kevin C. Mctavish         For       For        Management
1.8   Elect  Director W. Thomas Parrington      For       For        Management
2     Ratify Auditors                           For       For        Management


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PAXSON COMMUNICATIONS CORP.

Ticker:       PAX            Security ID:  704231604
Meeting Date: JUN 10, 2005   Meeting Type: Annual
Record Date:  APR 15, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Dean M. Goodman           For       Withhold   Management
1.2   Elect  Director W. Lawrence Patrick       For       For        Management
2     Ratify Auditors                           For       For        Management


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PIONEER COMPANIES, INC.

Ticker:       PONR           Security ID:  723643300
Meeting Date: MAY 12, 2005   Meeting Type: Annual
Record Date:  APR 5, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director David N. Weinstein        For       For        Management
1.2   Elect  Director Michael Y. McGovern       For       For        Management
1.3   Elect  Director Marvin E. Lesser          For       For        Management
1.4   Elect  Director Charles L. Mears          For       For        Management
1.5   Elect  Director David A. Scholes          For       For        Management
1.6   Elect  Director Richard L. Urbanowski     For       For        Management
2     Ratify Auditors                           For       For        Management


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TELEWEST GLOBAL, INC.

Ticker:       TLWT           Security ID:  87956T107
Meeting Date: MAY 9, 2005    Meeting Type: Annual
Record Date:  APR 1, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Barry R. Elson            For       For        Management
1.2   Elect  Director Michael J. McGuiness      For       For        Management
2     Ratify Auditors                           For       For        Management
3     Approve Executive Incentive Bonus Plan    For       For        Management


--------------------------------------------------------------------------------

THERMADYNE HOLDINGS CORP.

Ticker:       THMD           Security ID:  883435307
Meeting Date: APR 19, 2005   Meeting Type: Annual
Record Date:  MAR 9, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Paul D. Melnuk            For       For        Management
1.2   Elect  Director Andrew L. Berger          For       For        Management
1.3   Elect  Director James B. Gamache          For       For        Management
1.4   Elect  Director Marnie S. Gordon          For       For        Management
1.5   Elect  Director John G. Johnson, Jr.      For       For        Management
1.6   Elect  Director Bradley G. Pattelli       For       For        Management
2     Approve Qualified Employee Stock Purchase For       For        Management
      Plan
3     Ratify Auditors                           For       For        Management


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TRICO MARINE SERVICES, INC.

Ticker:       TRMA           Security ID:  896106200
Meeting Date: JUN 15, 2005   Meeting Type: Annual
Record Date:  APR 29, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Richard A. Bachmann       For       For        Management
1.2   Elect  Director Kenneth M. Burke          For       For        Management
2     Ratify Auditors                           For       For        Management
3     Other Business                            None      Against    Management

========== END NPX REPORT


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Debt Strategies Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Debt Strategies Fund, Inc.

Date:  August 25, 2005